Finance Costs (Details) - Schedule of Finance Costs - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Finance Costs [Abstract]
Interest on convertible loans (note 27)	$ 137,500	$ 322,748	$ 1,836,468
Bank interest and other charges	90,947	82,636	110,813
Interest on lease liabilities (note 21)	40,070	58,610	57,779
Interest on working capital loans (note 27)		88,757	221,372
Fair value movements on convertible notes (note 27)			453,331
Finance costs	$ 268,517	$ 552,751	$ 2,679,763